Decommissioning liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Balance, beginning of year	$ 13,271	$ 13,852
Liabilities settled during the year	(1,293)	(1,424)
Interest cost	684	843
Revisions and new estimated cash flows	642	0
Balance, end of year	13,304	13,271
Less: current portion	(2,038)	(1,372)
Long-term decommissioning liability	$ 11,266	$ 11,899